Intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Aug. 03, 2016
Licenses
Beginning balance	$ 329,389
Ending balance	307,084
Percentage of royalty payable on licenses under intellectual agreement		5.00%
Cost
Licenses
Beginning balance	446,112
Ending balance	446,112
Accumulated amortization and impairment
Licenses
Beginning balance	(116,723)
Amortization	22,305
Ending balance	$ (139,028)